Stock-Based Compensation - Summary of Restricted Common Stock Activity (Details) - Restricted Common Stock - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Number of Shares
Number of Shares, Unvested at January 1, 2024	141,516	97,352
Number of Shares, Granted	10,652	99,130
Number of Shares, Forfeited	(48,999)	(14,901)
Number of Shares, Vested	(54,469)	(40,065)
Number of Shares, Unvested at September 30, 2024	48,700	141,516
Weighted Average Grant Date Fair Value
Weighted Average Grant Date Fair Value, Unvested at January 1, 2024	$ 200.79	$ 316.25
Weighted Average Grant Date Fair Value, Granted	17.71	138.46
Weighted Average Grant Date Fair Value, Forfeited	191.82	263.58
Weighted Average Grant Date Fair Value, Vested	198.95	304.52
Weighted Average Grant Date Fair Value, Unvested at September 30, 2024	$ 171.35	$ 200.79